Income Taxes - Schedule of Changes in Deferred Income Tax Assets (Liabilities) Recognized in Statements of Financial Position (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	₩ 198	₩ 1,198
Increase (decrease)	(109)	(1,000)
Ending balance	89	198
Other Non-current Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	110	74
Increase (decrease)	(61)	36
Ending balance	49	110
Accounts Payables
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	590	176
Increase (decrease)	850	414
Ending balance	1,440	590
Accrued Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	51	45
Increase (decrease)	37	6
Ending balance	88	51
Deferred Revenue
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(20)	487
Increase (decrease)	832	(507)
Ending balance	812	(20)
Allowance for Doubtful Account
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	271	291
Increase (decrease)	(54)	(20)
Ending balance	217	271
Other Non-current Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	32	24
Increase (decrease)	8	8
Ending balance	40	32
Investments in Subsidiaries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	2,747	2,747
Ending balance	2,747	2,747
Others
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	68	83
Increase (decrease)	(40)	(15)
Ending balance	28	68
Foreign Taxes Paid
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(13)	(13)
Ending balance	(13)	(13)
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	38	31
Increase (decrease)	(70)	7
Ending balance	(32)	38
Deferred Income Tax on Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	4,072	5,143
Increase (decrease)	1,393	(1,071)
Ending balance	5,465	4,072
Deferred Tax Asset for Tax Losses Carryforwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	20,662	11,082
Increase (decrease)	(6,660)	9,580
Ending balance	14,002	20,662
Deferred Tax Asset for Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	6,697	10,344
Increase (decrease)	1,393	(3,647)
Ending balance	8,090	6,697
Unrecognized Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(31,431)	(26,569)
Increase (decrease)	6,910	(4,862)
Ending balance	(24,521)	₩ (31,431)
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Increase (decrease)	3,036
Ending balance	₩ 3,036